Statutory Reserve (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statutory Reserve [Line Items]
Reserve of net profits after income tax, percentage	10.00%
Percentage of statutory reserve registered capital	50.00%
Balance of statutory reserve	¥ 23,071	¥ 23,314